Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of December 31, 2019 and 2018, property and equipment consisted of the following:

	December 31,	December 31,
	2019	2018
Land	$79,100	$79,100
Buildings – rental property	445,635	427,704
Building improvements	766,859	760,017
Equipment and machinery	3,917,080	3,929,332
Furniture and fixtures	387,836	322,157
Computer software	23,518	23,518
Molds	4,651,889	4,589,153
Vehicles	521,962	502,960
	10,793,879	10,633,941
Less: accumulated depreciation	(9,861,911)	(9,635,078)
Total property and equipment, net	$931,968	$998,863